UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07493)

The Hennessy Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2007

Date of reporting period:  July 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2007 (Unaudited)
Hennessy Total Return Fund
			% of Net
	Shares	Value	Assets
COMMON STOCKS - 74.10%
Consumer Discretionary - 7.34%
General Motors Corp.	211,500	$6,852,600	7.26%
Idearc, Inc.	2,250	78,098	0.08%
		6,930,698	7.34%
Consumer Staples - 9.49%
Altria Group, Inc.	87,500	5,816,125	6.16%
The Coca-Cola Co.	42,000	2,188,620	2.32%
Kraft Foods, Inc.	29,067	951,944	1.01%
		8,956,689	9.49%
Financials - 12.40%
Citigroup, Inc.	133,800	6,231,066	6.60%
J.P. Morgan Chase & Co.	124,400	5,474,844	5.80%
		11,705,910	12.40%
Health Care - 14.66%
Merck & Co., Inc.	155,600	7,725,540	8.19%
Pfizer, Inc.	259,900	6,110,249	6.47%
		13,835,789	14.66%
Industrials - 6.65%
General Electric Co.	161,800	6,271,368	6.65%
Materials - 7.25%
EI Du Pont de Nemours & Co.	146,400	6,841,272	7.25%
Telecommunication Services - 16.31%
AT&T, Inc.	195,500	7,655,780	8.12%
Verizon Communications, Inc.	181,400	7,731,268	8.19%
		15,387,048	16.31%
TOTAL COMMON STOCKS (Cost $61,753,224)		$69,928,774	74.10%

	Principal		% of Net
	Amount	Value	Assets
SHORT TERM INVESTMENTS - 68.77%
Discount Notes - 3.43%
Federal Home Loan Bank Discount Note
4.942% 08/01/2007	$3,238,000	$3,238,000	3.43%
Total Discount Notes (Cost $3,238,000)		3,238,000	3.43%
U.S. Treasury Bills - 65.30%
4.950%, 08/23/2007	22,000,000	21,938,962	23.25%
4.865%, 09/20/2007	23,000,000	22,861,042	24.22%
3.930%, 10/18/2007	17,000,000	16,824,373	17.83%
Total U.S. Treasury Bills (Cost $61,630,571)		61,624,377	65.30%
Variable Rate Demand Notes# - 0.04%
American Family Financial Services, Inc.
4.9528%	38,082	38,082	0.04%
Total Variable Rate Demand Notes (Cost $38,082)		38,082	0.04%
TOTAL SHORT TERM INVESTMENTS (Cost $64,906,653)		$64,900,459	68.77%
Total Investments (Cost $126,659,877) - 142.87%		$134,829,233	142.87%
Liabilities in Excess of Other Assets - (42.87)%		(40,458,480)	(42.87)%
TOTAL NET ASSETS - 100.00%		$94,370,753	100.00%

Percentages are stated as a percent of net assets.

#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of July 31, 2007.

The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows*:

Cost of investments	$126,759,747
Gross unrealized appreciation	10,323,607
Gross unrealized depreciation	(2,254,121)
Net unrealized appreciation	$8,069,486

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
July 31, 2007 (Unaudited)
Hennessy Balanced Fund
			% of Net
	Shares	Value	Assets
COMMON STOCKS - 48.59%
Consumer Discretionary - 4.95%
General Motors Corp.	33,275	$1,078,110	4.87%
Idearc, Inc.	525	18,223	0.08%
		1,096,333	4.95%
Consumer Staples - 5.58%
Altria Group, Inc.	14,325	952,183	4.30%
The Coca-Cola Co.	2,500	130,275	0.59%
Kraft Foods, Inc.	4,705	154,089	0.69%
		1,236,547	5.58%
Financials - 8.06%
Citigroup, Inc.	20,175	939,550	4.24%
J.P. Morgan Chase & Co.	19,250	847,192	3.82%
		1,786,742	8.06%
Health Care - 9.39%
Merck & Co., Inc.	22,700	1,127,055	5.09%
Pfizer, Inc.	40,500	952,155	4.30%
		2,079,210	9.39%
Industrials - 5.25%
General Electric Co.	30,000	1,162,800	5.25%
Materials - 4.75%
EI Du Pont de Nemours & Co.	22,500	1,051,425	4.75%
Telecommunication Services - 10.61%
AT&T, Inc.	29,925	1,171,863	5.29%
Verizon Communications, Inc.	27,675	1,179,508	5.32%
		2,351,371	10.61%
TOTAL COMMON STOCKS (Cost $9,928,829)		$10,764,428	48.59%

	Principal		% of Net
	Amount	Value	Assets
SHORT TERM INVESTMENTS - 51.26%
U.S. Treasury Note - 40.83%
2.750%, 08/15/2007	$3,940,000	$3,936,923	17.77%
4.000%, 09/30/2007	1,000,000	998,516	4.51%
4.250%, 11/30/2007	900,000	898,172	4.05%
3.000%, 02/15/2008	1,225,000	1,212,655	5.47%
4.625%, 03/31/2008	1,000,000	998,282	4.51%
4.875%, 05/31/2008	1,000,000	1,000,391	4.52%
U.S. Treasury Notes (Cost $9,041,544)		9,044,939	40.83%

Discount Notes - 10.28%
Federal Home Loan Bank Discount Note,
4.942%, 08/01/2007	2,277,000	2,277,000	10.28%
Total Demand Notes (Cost $2,277,000)		2,277,000	10.28%
Variable Rate Demand Notes# - 0.15%
American Family Financial Services, Inc.
4.9528%	32,494	32,494	0.15%
Variable Rate Demand Notes ($32,494)		32,494	0.15%
TOTAL SHORT TERM INVESTMENTS (Cost $11,351,038)		$11,354,433	51.26%
Total Investments (Cost $21,279,867) - 99.85%		$22,118,861	99.85%
Other Assets in Excess of Liabilities - 0.15%		33,798	0.15%
TOTAL NET ASSETS - 100.00%		$22,152,659	100.00%

Percentages are stated as a percent of net assets.

#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of July 31, 2007.

The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows*:

Cost of investments	$21,605,059
Gross unrealized appreciation	787,179
Gross unrealized depreciation	(273,377)
Net unrealized appreciation	$513,802

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Hennessy Funds, Inc.

By (Signature and Title)                /s/ Neil J. Hennessy
Neil J. Hennessy, President

Date     9/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/ Neil J. Hennessy
Neil J. Hennessy, President

Date     9/27/07

By (Signature and Title)*             /s/ Teresa M. Nilsen
Teresa M. Nilsen, Treasurer
(Principal Executive Officer)

Date       9/27/07